SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Basis of presentation
2.1	Basis of presentation

These interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly- owned subsidiary.

All inter-company balances and transactions have been eliminated. The Company uses the U.S dollar (“US$”) as its functional currency. The interim condensed consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. used Turkish Lira (“TL”) as functional currency until the end of February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”), Turkiye is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti İleri Teknoloji A.Ş. whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency - US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri Teknoloji A.Ş.) which is the functional currency of Marti Technologies Inc. Subsequently, non-monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.1Basis of presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiary.

All inter-company balances and transactions have been eliminated, The Company uses the U.S dollar (“US$”) as its functional currency. The consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. has used Turkish Lira (“TL”) as functional currency until the end of February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”) Turkey is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti İleri Teknoloji A.Ş. whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency — US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri Teknoloji A.Ş.) which is the functional currency of Marti Technologies Inc. Subsequently, non- monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

Going concern
2.2	Going concern

The Group has experienced recurring operating losses from operating activities since its inception. To date, these operating losses have been funded primarily by shareholders. The Group had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations.

These interim condensed consolidated financial statements have been prepared in accordance with the going concern principle. The Group management has assessed the going concern assumptions of the Group during the preparation of these interim condensed consolidated financial statements. The Group had net losses of US$ 12,000,418 during the six months period ended June 30,2023 and accumulated losses of US$ 51,183,009 as at June 30, 2023.

In October 2022, Marti launched its ride-hailing service offering car and motorcycle ride-hailing options that connects riders with drivers traveling in the same direction. Riders and drivers agree on the price of the ride, and the Group currently do not enable payment over the app or charge a fee for this service. With this addition, the Group is aligning its services to cater to a broader and more diverse customer base and better meet customer demand for both four-and two-wheeled vehicles. In the months leading up to the summer of 2024, the Group is planning continue to invest in growing its ride-hailing business.

The Management believes there are no events or conditions that give rise to doubt about the ability of the Group to continue as a going concern for twelve months after the release of the interim condensed consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity were considered. In addition, the Group management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained, and concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these interim condensed consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the interim condensed consolidated financial statements.

2.2Going concern

The Group has experienced recurring operating losses from operating activities since its inception. To date, these operating losses have been funded primarily by shareholders. The Group had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations.

These consolidated financial statements have been prepared in accordance with the going concern principle. The Group management has assessed the going concern assumptions of the Group during the preparation of these consolidated financial statements. The Group had net losses of US$ 14,245,878, accumulated losses of US$ 39,182,591 for the year ended December 31, 2022. The Group has used US$ 5,465,618 cash for its operations during the same period and the Group borrowed US$ 1,000,000 in February 2023 and US$1,000,000 in March 2023 and US$ 2,300,000 in April 2023 from institutional investors as pre-funded convertible notes.

The Management believes there are no events or conditions that give rise to doubt about the ability of the Group to continue as a going concern for twelve months after the release of the consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity were considered. In addition, the Group management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained, and it has been concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the consolidated financial statements.

Comparative financial information
2.3	Comparative financial information

In order to determine the financial status and performance trends, the interim condensed consolidated financial statements of the Group have been prepared in comparison with the consolidated financial statements of previous periods. The Company prepared its interim condensed consolidated balance sheets as of June 30, 2023 in comparison with the consolidated balance sheets prepared as of December 31, 2022; and prepared condensed consolidated statements of operations and comprehensive loss, condensed consolidated statement of changes in equity and condensed consolidated statement of cash flows between January 1 - June 30, 2023 in comparison with January 1 - June 30, 2022.

These interim condensed consolidated financial statements of the Group do not include all the information required for full annual financial statements and should therefore be read together with the year-end consolidated financial statements dated December 31, 2022.

2.3Comparative financial information

To determine the financial status and performance trends, the consolidated financial statements of the Group have been prepared in comparison with the consolidated financial statements of previous periods.

Operating Segments
3.3	Operating Segments

Beginning in 2023, the Group has reportable operating segments, as described below, which are the Group’s strategic operating segments. The strategic operating segments- offer different products and services and are managed separately because they require different technology and marketing strategies and are affected by different economic conditions.

The Group comprises the following main operating segments: Ride-hailing and two-wheeled electric vehicle rentals. The Group’s ride-hailing operating segment consists of its service which matches riders with drivers traveling in the same direction to share car and motorcycle rides. The Group’s two-wheeled electric vehicle rentals operating segment consists of its electric scooter, electric bike, and electric moped rental services.

Information regarding the results of each reportable operating segment is included on the following pages. Performance is measured based on operating segment’s revenue, selling and marketing expenses, general and administrative expenses and segment operating profit/(loss) as included in the internal management reports that are reviewed by the Group’s Chief Operating Decision Maker Oğuz Alper Öktem who is also the CEO of the Company. Segment operating profit/(loss) is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain operating segments relative to other entities that operate within these industries. The Group does not allocate assets to its reportable segments at this time, and no such information is provided to the CODM. No ride-hailing expenses were incurred in first six months in 2022.

The accounting policies of operating segments are the same as those described in the summary of significant accounting policies.

For the interim period between January 1 - June 30 2023, the key financial information regarding the operating segments comprise the following:

	January 1 – June 30, 2023
	operating segments
		Two-wheeled
		electric vehicle
	Ride-hailing	rentals	Total
Revenue	—	9,484,761	9,484,761
Selling and marketing expenses	(2,985,954)	(224,817)	(3,210,771)
General and administrative expenses	(1,224,937)	(4,443,420)	(5,668,357)
Segment operating profit/(loss)	(4,210,891)	4,816,524	605,633

3.3	Operating Segments (Revised)

The Group comprises the following main operating segments: Two-wheeled electric vehicle rentals and ride-hailing. The Group’s ride-hailing operating segment consists of a service which matches riders with drivers traveling in the same direction to share car and motorcycle rides. The Group’s two-wheeled electric vehicle rentals operating segment consists of its electric scooter, electric bike, and electric moped rental services.

The Group is organised and managed on the basis of these operating segments. Being the reportable operating segments for the Group, they form the focus of the Group’s internal reporting systems and they are the basis used by the Chief Operating Decision Maker Oğuz Alper Öktem who is also the CEO of the Company and the Management Team for assessing the performance of the company and allocating resources within the business. With the new ride-hailing service progressing to a point within 2023 for the purposes of driving efficiency in management structures, achieving better balance in the scale of the operations and achieving better allocation of resources, the Group has now differentiated these two operating segments within 2023 which caused it to disclose these segments individually and revised the segment disclosure for 2022 beginning from October 2022, the commencement date of the ride-hailing service. There is no impact on the disclosures for 2021.

The ride-hailing service which was launched in October 2022, offers car and motorcycle ride-hailing options that connects riders with drivers traveling in the same direction. Riders and drivers agree on the price of the ride, though the Group currently does not enable payment over its mobile app or charge a fee for this service. With this addition, the Group is aligning the services to cater to a broader and more diverse customer base and better meet customer demand for both four-and two-wheeled vehicles. In the months leading up to the summer of 2024, the Group is planning to continue to invest in growing the ride-hailing business.

These operating segments offer different products and services and are managed separately because they require different technology and marketing strategies and are affected by different economic conditions.

Information regarding the results of each reportable operating segment is included below. Performance is measured based on an operating segment’s revenue, cost of revenue, selling and marketing expenses, general and administrative expenses and operating segment profit (loss)as included in the internal management reports that are reviewed by the Group’s Chief Operating Decision Maker and the Management Team. Operating segment profit/(loss) is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain operating segments relative to other entities that operate within these industries. The Group does not allocate assets to its reportable segments at this time, and no such information is provided to the CODM.

The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies.

For the year ended December 31 2022, the key financial information regarding the operating segments comprise the following:

	January 1 – December 31, 2022
	operating segments
		Two-wheeled
		electric vehicle
	Ride-hailing	rentals	Total
Revenue	—	24,988,171	24,988,171
Cost of revenues	(170,797)	(26,921,780)	(27,092,577)
Selling and marketing expenses	(803,033)	(843,111)	(1,646,144)
General and administrative expenses	(409,931)	(8,630,658)	(9,040,589)
Operating segment profit/(loss)	(1,383,761)	(11,407,378)	(12,791,139)